UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2010 (Unaudited)	Columbia Strategic Income Fund

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 53.0%
BASIC MATERIALS — 4.2%
Chemicals — 1.8%
Agricultural Chemicals — 0.3%
CF Industries, Inc.
	6.875% 05/01/18	5,125,000	5,394,062
			5,394,062
Chemicals-Diversified — 1.0%
Dow Chemical Co.
	5.900% 02/15/15	3,400,000	3,764,497
	8.550% 05/15/19	790,000	990,253
	9.400% 05/15/39	395,000	560,670
INEOS Finance PLC
	9.000% 05/15/15 (b)	3,175,000	3,210,719
INVISTA
	9.250% 05/01/12 (b)	2,179,000	2,203,514
Lyondell Chemical Co.
	8.000% 11/01/17 (b)	4,220,000	4,531,225
NOVA Chemicals Corp.
	8.375% 11/01/16	1,095,000	1,119,637
	8.625% 11/01/19	1,870,000	1,926,100
Solutia, Inc.
	8.750% 11/01/17	2,425,000	2,594,750
			20,901,365
Chemicals-Plastics — 0.4%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	7,910,000	7,316,750
			7,316,750
Chemicals-Specialty — 0.1%
MacDermid, Inc.
	9.500% 04/15/17 (b)	2,925,000	2,965,219
			2,965,219
Chemicals Total			36,577,396
Forest Products & Paper — 1.0%
Paper & Related Products — 1.0%
Cascades, Inc.
	7.750% 12/15/17	3,715,000	3,826,450
Clearwater Paper Corp.
	10.625% 06/15/16	1,080,000	1,215,000
Domtar Corp.
	10.750% 06/01/17	2,110,000	2,600,575

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Georgia-Pacific LLC
	8.000% 01/15/24	6,315,000	6,946,500
	8.250% 05/01/16 (b)	1,935,000	2,118,825
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)	3,305,000	3,730,519
			20,437,869
Forest Products & Paper Total			20,437,869
Iron/Steel — 0.5%
Steel-Producers — 0.5%
ArcelorMittal
	5.250% 08/05/20	4,895,000	4,795,196
	7.000% 10/15/39	185,000	189,764
Russel Metals, Inc.
	6.375% 03/01/14	2,275,000	2,240,875
United States Steel Corp.
	7.000% 02/01/18	1,885,000	1,894,425
			9,120,260
Iron/Steel Total			9,120,260
Metals & Mining — 0.9%
Diversified Minerals — 0.3%
Teck Resources Ltd.
	10.750% 05/15/19	3,895,000	4,839,538
Vale Overseas Ltd.
	6.875% 11/21/36	1,115,000	1,269,600
			6,109,138
Metal-Aluminum — 0.0%
Novelis, Inc.
	7.250% 02/15/15	568,000	569,420
			569,420
Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,215,000	1,348,650
Vedanta Resources PLC
	9.500% 07/18/18 (b)	4,415,000	4,635,750
			5,984,400

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Non-Ferrous Metals — 0.3%
Codelco, Inc.
	7.500% 01/15/19 (b)	4,770,000	6,079,952
			6,079,952
Metals & Mining Total			18,742,910
BASIC MATERIALS TOTAL			84,878,435
COMMUNICATIONS — 11.7%
Advertising — 0.3%
Advertising Agencies — 0.1%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	780,000	811,200
	10.000% 07/15/17	665,000	764,750
			1,575,950
Advertising Services — 0.2%
inVentiv Health, Inc.
	10.000% 08/15/18 (b)	4,135,000	4,041,963
			4,041,963
Advertising Total			5,617,913
Media — 4.1%
Broadcast Services/Programs — 0.5%
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	6,590,000	6,911,262
Liberty Media LLC
	8.250% 02/01/30	3,170,000	3,011,500
			9,922,762
Cable TV — 2.2%
Cablevision Systems Corp.
	8.625% 09/15/17 (b)	2,700,000	2,943,000
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	3,246,188	3,846,733
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)	2,455,000	2,504,100
Comcast Corp.
	6.950% 08/15/37	3,430,000	4,132,862
CSC Holdings LLC
	8.500% 04/15/14	3,515,000	3,840,137
	8.500% 06/15/15	1,795,000	1,947,575
DirecTV Holdings LLC
	4.600% 02/15/21	6,350,000	6,482,569
	6.375% 06/15/15	335,000	346,725

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
DISH DBS Corp.
	7.875% 09/01/19	8,696,000	9,065,580
Insight Communications Co., Inc.
	9.375% 07/15/18 (b)	1,755,000	1,842,750
Mediacom Broadband LLC/Mediacom Broadband Corp.
	8.500% 10/15/15	1,400,000	1,389,500
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	1,525,000	1,525,000
Time Warner Cable, Inc.
	3.500% 02/01/15	1,505,000	1,566,761
	5.000% 02/01/20	650,000	692,712
	5.850% 05/01/17	405,000	461,892
	7.300% 07/01/38	1,585,000	1,958,594
			44,546,490
Multimedia — 0.3%
Entravision Communications Corp.
	8.750% 08/01/17 (b)	4,745,000	4,745,000
News America, Inc.
	6.400% 12/15/35	150,000	168,368
	6.550% 03/15/33	620,000	706,172
			5,619,540
Radio — 0.6%
CMP Susquehanna Corp.
	3.430% 05/15/14 (11/10/10) (c)(d)(e)	175,000	103,250
Salem Communications Corp.
	9.625% 12/15/16	4,355,000	4,534,644
Sirius XM Radio, Inc.
	8.750% 04/01/15 (b)	2,750,000	2,832,500
	9.750% 09/01/15 (b)	4,230,000	4,600,125
			12,070,519
Television — 0.5%
Belo Corp.
	8.000% 11/15/16	1,945,000	2,061,700
Gray Television, Inc.
	10.500% 06/29/15	3,386,000	3,259,025
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	4,800,000	4,944,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Umbrella Acquisition, Inc.
	PIK,
	9.750% 03/15/15 (03/15/12) (b)(c)(d)	675,000	607,500
			10,872,225
Media Total			83,031,536
Telecommunication Services — 7.3%
Cellular Telecommunications — 1.8%
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	1,050,000	1,188,219
	8.500% 11/15/18	570,000	768,726
Cricket Communications, Inc.
	9.375% 11/01/14	4,965,000	5,027,062
Digicel Group Ltd.
	8.875% 01/15/15 (b)	7,360,000	7,415,200
Nextel Communications, Inc.
	7.375% 08/01/15	13,325,000	13,191,750
NII Capital Corp.
	10.000% 08/15/16	1,585,000	1,777,181
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)	7,102,000	7,812,200
			37,180,338
Media — 0.6%
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16	4,375,000	4,905,469
Quebecor Media, Inc.
	7.750% 03/15/16	6,125,000	6,247,500
			11,152,969
Satellite Telecommunications — 0.3%
Intelsat Jackson Holdings SA
	11.250% 06/15/16	5,845,000	6,290,681
			6,290,681
Telecommunication Services — 1.3%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	3,220,000	3,222,688
Embarq Corp.
	7.995% 06/01/36	740,000	765,427
Global Crossing Ltd.
	12.000% 09/15/15	3,660,000	4,062,600
ITC Deltacom, Inc.
	10.500% 04/01/16	6,565,000	6,466,525
PAETEC Holding Corp.
	8.875% 06/30/17	4,145,000	4,290,075

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
SBA Telecommunications, Inc.
	8.250% 08/15/19	1,540,000	1,670,900
Syniverse Technologies, Inc.
	7.750% 08/15/13	2,415,000	2,460,885
West Corp.
	11.000% 10/15/16	2,435,000	2,556,750
			25,495,850
Telephone-Integrated — 3.2%
AT&T, Inc.
	6.550% 02/15/39	4,130,000	4,894,265
BellSouth Corp.
	5.200% 09/15/14	2,205,000	2,482,475
British Telecommunications PLC
	5.950% 01/15/18	665,000	728,384
Cincinnati Bell, Inc.
	8.250% 10/15/17	3,980,000	3,900,400
Frontier Communications Corp.
	7.875% 01/15/27	6,114,000	5,869,440
Level 3 Financing, Inc.
	8.750% 02/15/17	5,180,000	4,390,050
	9.250% 11/01/14	3,010,000	2,652,563
Qwest Communications International, Inc.
	7.500% 02/15/14	5,090,000	5,185,437
Qwest Corp.
	7.500% 10/01/14	2,455,000	2,734,256
	7.500% 06/15/23	5,245,000	5,349,900
Sprint Capital Corp.
	6.875% 11/15/28	1,500,000	1,252,500
Telefonica Emisiones SAU
	3.729% 04/27/15	6,150,000	6,359,008
	6.421% 06/20/16	1,425,000	1,642,325
Verizon New York, Inc.
	7.375% 04/01/32	3,535,000	4,202,903
Virgin Media Finance PLC
	9.500% 08/15/16	5,210,000	5,835,200
Windstream Corp.
	8.125% 09/01/18 (b)	1,485,000	1,510,988
	8.625% 08/01/16	6,245,000	6,447,962
			65,438,056

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Wireless Equipment — 0.1%
Crown Castle International Corp.
9.000% 01/15/15	2,235,000	2,424,975
		2,424,975
Telecommunication Services Total		147,982,869
COMMUNICATIONS TOTAL		236,632,318
CONSUMER CYCLICAL — 5.9%
Auto Manufacturers — 0.0%
Auto-Medium & Heavy Duty Trucks — 0.0%
Oshkosh Corp.
8.500% 03/01/20	208,000	221,000
		221,000
Auto Manufacturers Total		221,000
Auto Parts & Equipment — 0.5%
Auto/Truck Parts & Equipment-Original — 0.5%
Accuride Corp.
9.500% 08/01/18 (b)	785,000	804,625
American Axle & Manufacturing Holdings, Inc.
9.250% 01/15/17 (b)	1,170,000	1,243,125
Lear Corp.
7.875% 03/15/18	2,870,000	2,970,450
8.125% 03/15/20	325,000	337,188
Tenneco, Inc.
7.750% 08/15/18 (b)	496,000	505,920
TRW Automotive, Inc.
7.000% 03/15/14 (b)	3,320,000	3,419,600
		9,280,908
Auto Parts & Equipment Total		9,280,908
Distribution/Wholesale — 0.2%
Distribution/Wholesale — 0.2%
McJunkin Red Man Corp.
9.500% 12/15/16 (b)	5,356,000	4,726,670
		4,726,670
Distribution/Wholesale Total		4,726,670
Entertainment — 1.0%
Casino Services — 0.1%
Tunica-Biloxi Gaming Authority
9.000% 11/15/15 (b)	1,390,000	1,242,312
		1,242,312

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Gambling (Non-Hotel) — 0.7%
Boyd Gaming Corp.
	6.750% 04/15/14	1,250,000	1,112,500
	7.125% 02/01/16	1,225,000	1,029,000
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	2,405,000	2,519,238
	8.750% 05/15/20	3,605,000	3,478,825
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (b)	9,185,000	7,003,562
			15,143,125
Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (b)	1,165,000	1,185,388
Six Flags, Inc.
	9.625% 06/01/14 (b)(e)(f)	1,557,000	—
			1,185,388
Theaters — 0.1%
AMC Entertainment, Inc.
	8.750% 06/01/19	1,935,000	1,997,887
			1,997,887
Entertainment Total			19,568,712
Home Builders — 0.9%
Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.
	9.125% 06/15/18	3,075,000	2,721,375
D.R. Horton, Inc.
	5.625% 09/15/14	2,785,000	2,736,262
	5.625% 01/15/16	1,483,000	1,427,388
K. Hovnanian Enterprises, Inc.
	10.625% 10/15/16	3,110,000	3,016,700
KB Home
	5.875% 01/15/15	4,970,000	4,559,975
Ryland Group, Inc.
	8.400% 05/15/17	1,400,000	1,491,000
Standard Pacific Corp.
	7.000% 08/15/15	1,611,000	1,482,120
			17,434,820
Home Builders Total			17,434,820

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Furnishings — 0.1%
Home Furnishings — 0.1%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15	1,690,000	1,744,925
Simmons Co.
PIK,
7.351% 02/15/12 (e)(g)(h)	2,601,458	6,504
		1,751,429
Home Furnishings Total		1,751,429
Housewares — 0.1%
Housewares — 0.1%
Libbey Glass, Inc.
10.000% 02/15/15 (b)	3,000,000	3,187,500
		3,187,500
Housewares Total		3,187,500
Leisure Time — 0.2%
Cruise Lines — 0.2%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	4,450,000	3,916,000
		3,916,000
Leisure Time Total		3,916,000
Lodging — 1.5%
Casino Hotels — 0.9%
FireKeepers Development Authority
13.875% 05/01/15 (b)	2,800,000	3,248,000
Harrah’s Operating Co., Inc.
11.250% 06/01/17	3,840,000	4,108,800
MGM Resorts International
11.125% 11/15/17	1,215,000	1,357,762
11.375% 03/01/18	6,420,000	5,810,100
Pokagon Gaming Authority
10.375% 06/15/14 (b)	2,390,000	2,479,625
Snoqualmie Entertainment Authority
9.125% 02/01/15 (b)	2,015,000	1,773,200
		18,777,487
Gambling (Non-Hotel) — 0.2%
Seminole Indian Tribe of Florida
6.535% 10/01/20 (b)	675,000	594,999
7.804% 10/01/20 (b)	3,055,000	2,867,118
		3,462,117

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Hotels & Motels — 0.4%
Host Hotels & Resorts LP
	6.750% 06/01/16	3,270,000	3,319,050
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	3,305,000	3,495,037
Wyndham Worldwide Corp.
	6.000% 12/01/16	1,150,000	1,173,633
			7,987,720
Lodging Total			30,227,324
Retail — 1.3%
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.
	8.500% 06/15/19	3,140,000	3,548,200
			3,548,200
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc.
	11.375% 11/01/16	745,000	799,013
			799,013
Retail-Drug Stores — 0.3%
CVS Pass-Through Trust
	8.353% 07/10/31 (b)	1,855,637	2,316,428
Rite Aid Corp.
	8.000% 08/15/20 (b)	1,765,000	1,753,969
	10.250% 10/15/19	2,000,000	2,055,000
			6,125,397
Retail-Mail Order — 0.2%
QVC, Inc.
	7.125% 04/15/17 (b)	1,025,000	1,042,937
	7.375% 10/15/20 (b)	880,000	893,200
	7.500% 10/01/19 (b)	1,365,000	1,392,300
			3,328,437
Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Inc.
	10.375% 10/15/15	580,000	590,150
	PIK,
	9.000% 10/15/15	994,000	1,006,425
			1,596,575
Retail-Propane Distributors — 0.2%
AmeriGas Partners LP
	7.250% 05/20/15	990,000	1,017,225

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	1,365,000	1,431,544
8.750% 03/01/15	2,645,000	2,816,925
		5,265,694
Retail-Restaurants — 0.1%
McDonald’s Corp.
5.700% 02/01/39	1,050,000	1,258,510
		1,258,510
Retail-Toy Store — 0.2%
Toys R US, Inc.
7.375% 10/15/18	5,440,000	5,181,600
		5,181,600
Retail Total		27,103,426
Storage/Warehousing — 0.1%
Storage/Warehousing — 0.1%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (b)	1,760,000	1,852,400
		1,852,400
Storage/Warehousing Total		1,852,400
CONSUMER CYCLICAL TOTAL		119,270,189
CONSUMER NON-CYCLICAL — 6.6%
Agriculture — 0.0%
Pastoral & Agricultural — 0.0%
MHP SA
10.250% 04/29/15 (b)	617,000	631,191
		631,191
Agriculture Total		631,191
Beverages — 0.2%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages USA, Inc.
8.125% 09/01/18 (b)	1,106,000	1,137,798
Cott Beverages, Inc.
8.375% 11/15/17 (b)	1,150,000	1,203,187
		2,340,985
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
7.750% 01/15/19 (b)	420,000	537,923
8.000% 11/15/39 (b)	645,000	912,138
		1,450,061
Beverages Total		3,791,046

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 1.7%
Commercial Services — 0.2%
Iron Mountain, Inc.
	8.000% 06/15/20	3,755,000	3,905,200
			3,905,200
Commercial Services-Finance — 0.4%
Cardtronics, Inc.
	8.250% 09/01/18	2,465,000	2,520,463
Interactive Data Corp.
	10.250% 08/01/18 (b)	3,755,000	3,895,812
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (b)	1,075,000	1,169,063
			7,585,338
Funeral Services & Related Items — 0.2%
Service Corp. International
	6.750% 04/01/16	1,980,000	2,029,500
	7.000% 06/15/17	1,930,000	1,997,550
			4,027,050
Private Corrections — 0.1%
Corrections Corp. of America
	6.250% 03/15/13	2,480,000	2,504,800
			2,504,800
Rental Auto/Equipment — 0.8%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	3,149,000	3,156,873
Hertz Corp.
	8.875% 01/01/14	2,000,000	2,055,000
Rental Service Corp.
	9.500% 12/01/14	3,230,000	3,294,600
United Rentals North America, Inc.
	9.250% 12/15/19	4,085,000	4,340,312
	10.875% 06/15/16	2,850,000	3,163,500
			16,010,285
Security Services — 0.0%
Garda World Security Corp.
	9.750% 03/15/17 (b)	910,000	939,575
			939,575
Commercial Services Total			34,972,248

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 0.7%
Food-Miscellaneous/Diversified — 0.7%
Campbell Soup Co.
	4.500% 02/15/19	435,000	488,556
ConAgra Foods, Inc.
	7.000% 10/01/28	855,000	1,052,243
Kraft Foods, Inc.
	6.500% 02/09/40	3,715,000	4,406,915
Michael Foods, Inc.
	9.750% 07/15/18 (b)	1,770,000	1,858,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	8.250% 09/01/17 (b)	1,275,000	1,263,844
	9.250% 04/01/15	3,815,000	3,915,144
	9.250% 04/01/15 (b)	1,095,000	1,123,744
			14,108,946
Food Total			14,108,946
Healthcare Products — 0.5%
Medical Products — 0.5%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	7,340,000	7,982,250
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	2,095,000	2,244,269
			10,226,519
Healthcare Products Total			10,226,519
Healthcare Services — 2.4%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	2,245,000	2,320,769
			2,320,769
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	1,650,000	2,000,824
			2,000,824
Medical-HMO — 0.2%
Multiplan, Inc.
	9.875% 09/01/18 (b)	2,699,000	2,712,495
WellPoint, Inc.
	7.000% 02/15/19	960,000	1,170,144
			3,882,639

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Medical-Hospitals — 1.7%
Capella Healthcare, Inc.
	9.250% 07/01/17 (b)	410,000	424,350
CHS/Community Health Systems, Inc.
	8.875% 07/15/15	5,810,000	6,027,875
HCA, Inc.
	9.250% 11/15/16	2,655,000	2,847,488
	PIK,
	9.625% 11/15/16	13,000,000	13,958,750
Select Medical Corp.
	7.625% 02/01/15	3,820,000	3,600,350
Tenet Healthcare Corp.
	8.000% 08/01/20 (b)	3,220,000	3,123,400
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	2,300,000	2,256,875
	8.000% 02/01/18 (b)	1,835,000	1,786,831
			34,025,919
Medical-Outpatient/Home Medical — 0.0%
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (b)	820,000	801,550
			801,550
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	1,475,000	1,491,594
	10.750% 06/15/16	2,190,000	2,387,100
			3,878,694
Physician Practice Management — 0.1%
U.S. Oncology Holdings, Inc.
	PIK,
	6.643% 03/15/12 (09/15/10) (c)(d)	1,419,000	1,323,217
			1,323,217
Healthcare Services Total			48,233,612
Household Products/Wares — 0.5%
Consumer Products-Miscellaneous — 0.5%
American Greetings Corp.
	7.375% 06/01/16	2,365,000	2,394,562
Central Garden & Pet Co.
	8.250% 03/01/18	2,000,000	2,015,000
Jarden Corp.
	8.000% 05/01/16	975,000	1,029,844

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Jostens IH Corp.
	7.625% 10/01/12	1,430,000	1,428,213
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (b)	2,785,000	2,931,212
			9,798,831
Household Products/Wares Total			9,798,831
Pharmaceuticals — 0.6%
Medical-Drugs — 0.2%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	950,000	1,094,946
Patheon, Inc.
	8.625% 04/15/17 (b)	1,880,000	1,872,950
Wyeth
	5.500% 02/15/16	800,000	933,191
			3,901,087
Medical-Generic Drugs — 0.1%
Mylan, Inc./PA
	7.875% 07/15/20 (b)	1,410,000	1,469,925
			1,469,925
Pharmacy Services — 0.2%
Omnicare, Inc.
	6.875% 12/15/15	650,000	643,500
	7.750% 06/01/20	3,621,000	3,621,000
			4,264,500
Therapeutics — 0.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (b)	1,660,000	1,684,900
			1,684,900
Pharmaceuticals Total			11,320,412
CONSUMER NON-CYCLICAL TOTAL			133,082,805
DIVERSIFIED — 0.3%
Diversified Holding Companies — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.750% 10/15/16 (b)	5,300,000	5,339,750
Diversified Holding Companies Total			5,339,750
DIVERSIFIED TOTAL			5,339,750

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — 8.0%
Coal — 0.5%
Coal — 0.5%
Arch Coal, Inc.
	7.250% 10/01/20	660,000	669,900
Arch Western Finance LLC
	6.750% 07/01/13	2,689,000	2,702,445
Consol Energy, Inc.
	8.000% 04/01/17 (b)	1,500,000	1,582,500
	8.250% 04/01/20 (b)	4,420,000	4,690,725
			9,645,570
Coal Total			9,645,570
Energy-Alternate Sources — 0.2%
Energy-Alternate Sources — 0.2%
Power Sector Assets & Liabilities Management Corp.
	7.250% 05/27/19 (b)	2,500,000	3,031,250
	7.390% 12/02/24 (b)	1,390,000	1,688,850
			4,720,100
Energy-Alternate Sources Total			4,720,100
Oil & Gas — 5.6%
Oil Companies-Exploration & Production — 4.5%
Anadarko Petroleum Corp.
	6.200% 03/15/40	3,875,000	3,315,896
Berry Petroleum Co.
	8.250% 11/01/16	335,000	338,350
	10.250% 06/01/14	535,000	589,838
Chesapeake Energy Corp.
	6.625% 08/15/20	6,050,000	6,072,687
Cimarex Energy Co.
	7.125% 05/01/17	3,989,000	4,128,615
Comstock Resources, Inc.
	8.375% 10/15/17	357,000	365,033
Forest Oil Corp.
	8.500% 02/15/14	4,445,000	4,722,812
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	3,265,000	3,305,812
	8.000% 02/15/20 (b)	2,375,000	2,422,500
KazMunaiGaz Finance Sub BV
	9.125% 07/02/18 (b)	6,930,000	8,316,000
NAK Naftogaz Ukraine
	9.500% 09/30/14	5,625,000	6,173,606
Newfield Exploration Co.
	6.625% 04/15/16	3,810,000	3,943,350

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	6.875% 02/01/20	2,095,000	2,184,037
Nexen, Inc.
	5.875% 03/10/35	960,000	1,000,858
	7.500% 07/30/39	1,080,000	1,354,699
Pemex Finance Ltd.
	9.150% 11/15/18	2,485,000	3,116,624
	10.610% 08/15/17	1,650,000	2,153,184
Petrobras International Finance Co.
	7.875% 03/15/19	6,980,000	8,545,586
PetroHawk Energy Corp.
	7.250% 08/15/18 (b)	1,895,000	1,880,788
	7.875% 06/01/15	6,420,000	6,660,750
Pioneer Natural Resources Co.
	7.500% 01/15/20	285,000	306,198
QEP Resources, Inc.
	6.875% 03/01/21	2,810,000	2,929,425
Quicksilver Resources, Inc.
	7.125% 04/01/16	4,062,000	3,899,520
	8.250% 08/01/15	3,000,000	3,060,000
Range Resources Corp.
	6.750% 08/01/20	2,335,000	2,352,512
	7.500% 05/15/16	1,590,000	1,653,600
	8.000% 05/15/19	1,115,000	1,193,050
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	2,148,000	2,054,025
Southwestern Energy Co.
	7.500% 02/01/18	1,595,000	1,798,363
Talisman Energy, Inc.
	7.750% 06/01/19	1,094,000	1,380,349
XTO Energy, Inc.
	7.500% 04/15/12	340,000	376,209
			91,594,276
Oil Company-Integrated — 0.6%
Ecopetrol SA
	7.625% 07/23/19	5,000,000	5,962,500
Petroleos Mexicanos
	5.500% 01/21/21 (b)	5,000,000	5,219,235
Shell International Finance BV
	5.500% 03/25/40	1,450,000	1,660,976
			12,842,711

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil-Field Services — 0.5%
Gazprom International SA
	7.201% 02/01/20	4,153,574	4,436,432
	8.146% 04/11/18 (b)	4,085,000	4,738,600
			9,175,032
Oil & Gas Total			113,612,019
Oil & Gas Services — 0.4%
Oil-Field Services — 0.4%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (b)	1,120,000	1,134,000
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	4,945,000	4,623,575
Halliburton Co.
	5.900% 09/15/18	515,000	595,821
Smith International, Inc.
	9.750% 03/15/19	470,000	669,630
Weatherford International Ltd.
	5.150% 03/15/13	700,000	749,507
			7,772,533
Oil & Gas Services Total			7,772,533
Oil, Gas & Consumable Fuels — 0.3%
Oil Company-Integrated — 0.3%
Hess Corp.
	5.600% 02/15/41	2,000,000	2,074,630
Petronas Capital Ltd.
	5.250% 08/12/19	3,820,000	4,284,745
			6,359,375
Oil, Gas & Consumable Fuels Total			6,359,375
Pipelines — 1.0%
Pipelines — 1.0%
El Paso Corp.
	6.875% 06/15/14	2,970,000	3,142,625
	7.250% 06/01/18	3,525,000	3,776,502
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	670,000	765,888
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	2,445,000	2,463,338
Plains All American Pipeline LP/PAA Finance Corp.
	8.750% 05/01/19	2,715,000	3,449,679

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	370,000		386,650
	9.375% 06/01/16 (b)	1,740,000		1,887,900
Southern Natural Gas Co.
	8.000% 03/01/32	885,000		1,056,723
Southern Star Central Corp.
	6.750% 03/01/16	680,000		685,100
TransCanada Pipelines Ltd.
	7.625% 01/15/39	575,000		771,562
Williams Companies, Inc.
	7.875% 09/01/21	763,000		926,624
				19,312,591
Pipelines Total				19,312,591
ENERGY TOTAL				161,422,188
FINANCIALS — 7.9%
Banks — 3.3%
Commercial Banks-Central U.S. — 0.2%
Fifth Third Bank/Ohio
	0.479% 05/17/13 (11/17/10) (c)(d)	380,000		363,255
Northern Trust Co.
	6.500% 08/15/18	2,920,000		3,589,357
				3,952,612
Commercial Banks-Eastern U.S. — 0.9%
CIT Group, Inc.
	7.000% 05/01/17	17,100,000		16,079,335
Discover Bank/Greenwood DE
	8.700% 11/18/19	2,385,000		2,816,471
				18,895,806
Commercial Banks-Non U.S. — 0.8%
Barclays Bank PLC
	3.900% 04/07/15	935,000		978,294
	5.000% 09/22/16	760,000		824,690
	6.860% 09/29/49 (b)(d)	365,000		321,200
	7.375% 06/29/49 (12/01/11) (b)(c)(d)	275,000		268,125
BES Investimento do Brasil SA
	5.625% 03/25/15 (b)	2,000,000		2,026,680
IKB Deutsche Industriebank AG
	2.125% 09/10/12	EUR	8,315,000	10,764,791

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Lloyds Banking Group PLC
	6.267% 11/29/49 (11/14/16) (b)(c)(d)	150,000	97,688
	6.657% 01/29/49 (b)	230,000	147,775
			15,429,243
Commercial Banks-Southern U.S. — 0.0%
Regions Financial Corp.
	7.000% 03/01/11	235,000	237,577
			237,577
Diversified Banking Institutional — 0.4%
Citigroup, Inc.
	6.010% 01/15/15	15,000	16,158
	8.125% 07/15/39	5,245,000	6,526,710
JPMorgan Chase & Co.
	4.400% 07/22/20	2,405,000	2,437,867
			8,980,735
Diversified Financial Services — 0.2%
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	195,000	200,095
JPMorgan Chase Capital XX
	6.550% 09/29/36	2,690,000	2,678,271
JPMorgan Chase Capital XXII
	6.450% 02/02/37	150,000	147,467
JPMorgan Chase Capital XXIII
	1.376% 05/15/47 (11/15/10) (c)(d)	290,000	207,927
			3,233,760
Fiduciary Banks — 0.1%
Bank of New York Mellon Corp.
	5.450% 05/15/19	1,520,000	1,774,684
Northern Trust Corp.
	5.500% 08/15/13	535,000	599,963
			2,374,647
Finance-Investment Banker/Broker — 0.0%
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	435,000	452,846
			452,846
Money Center Banks — 0.1%
Comerica Bank
	5.200% 08/22/17	500,000	529,536
Lloyds TSB Bank PLC
	4.375% 01/12/15 (b)	1,182,000	1,214,221
			1,743,757

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Super-Regional Banks-US — 0.6%
Capital One Financial Corp.
	5.700% 09/15/11	1,920,000	1,998,874
Keycorp
	6.500% 05/14/13	920,000	1,007,523
National City Corp.
	4.900% 01/15/15	1,940,000	2,136,276
PNC Funding Corp.
	3.625% 02/08/15	2,660,000	2,795,647
	5.125% 02/08/20	1,000,000	1,079,115
USB Capital XIII Trust
	6.625% 12/15/39	2,020,000	2,228,807
			11,246,242
Banks Total			66,547,225
Diversified Financial Services — 3.0%
Diversified Financial Services — 0.3%
General Electric Capital Corp.
	6.000% 08/07/19	700,000	786,689
	6.875% 01/10/39	3,830,000	4,482,858
			5,269,547
Finance-Auto Loans — 1.6%
Ally Financial, Inc.
	7.500% 09/15/20 (b)	3,430,000	3,395,700
	8.000% 03/15/20 (b)	9,875,000	10,121,875
	8.000% 11/01/31	6,063,000	5,972,055
Ford Motor Credit Co., LLC
	6.625% 08/15/17	2,005,000	2,037,826
	7.000% 04/15/15	1,160,000	1,197,930
	7.800% 06/01/12	3,700,000	3,893,665
	8.000% 12/15/16	6,025,000	6,542,758
			33,161,809
Finance-Consumer Loans — 0.4%
American General Finance Corp.
	4.875% 07/15/12	445,000	405,506
	6.900% 12/15/17	8,715,000	6,754,125
			7,159,631
Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp.
	7.375% 09/15/13	815,000	774,250
	7.875% 12/01/15	2,180,000	2,060,100
	PIK,

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	12.500% 11/30/17	1,215,000	1,354,725
			4,189,075
Finance-Leasing Company — 0.4%
International Lease Finance Corp.
	4.875% 09/01/10	825,000	825,000
	5.625% 09/15/10	2,250,000	2,250,000
	8.750% 03/15/17 (b)	2,560,000	2,582,400
	8.875% 09/01/17	3,210,000	3,234,075
			8,891,475
Finance-Other Services — 0.1%
ERAC USA Finance LLC
	2.750% 07/01/13 (b)	1,250,000	1,272,397
	5.250% 10/01/20 (b)	1,150,000	1,230,574
			2,502,971
Diversified Financial Services Total			61,174,508
Insurance — 1.0%
Life/Health Insurance — 0.3%
Lincoln National Corp.
	8.750% 07/01/19	1,720,000	2,196,180
Provident Companies, Inc.
	7.000% 07/15/18	990,000	1,075,224
Prudential Financial, Inc.
	7.375% 06/15/19	1,680,000	2,043,522
			5,314,926
Multi-Line Insurance — 0.3%
CNA Financial Corp.
	7.350% 11/15/19	779,000	868,497
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	5,040,000	4,145,400
MetLife, Inc.
	6.750% 06/01/16	1,520,000	1,804,621
			6,818,518
Mutual Insurance — 0.1%
Liberty Mutual Group, Inc.
	10.750% 06/15/58 (b)(d)	1,060,000	1,179,250
			1,179,250
Property/Casualty Insurance — 0.3%
Asurion Corp.
	6.790% 07/02/15 (09/13/10) (c)(d)(h)	3,810,000	3,658,883

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Crum & Forster Holdings Corp.
7.750% 05/01/17	3,060,000	3,163,275
		6,822,158
Insurance Total		20,134,852
Investment Companies — 0.3%
Investment Companies — 0.3%
Offshore Group Investments Ltd.
11.500% 08/01/15 (b)	4,885,000	4,872,787
		4,872,787
Investment Companies Total		4,872,787
Real Estate — 0.2%
Real Estate Management/Services — 0.2%
Qatari Diar Finance QSC
5.000% 07/21/20 (b)	4,100,000	4,312,384
		4,312,384
Real Estate Total		4,312,384
Real Estate Investment Trusts (REITs) — 0.1%
REITS-Diversified — 0.1%
Duke Realty LP
7.375% 02/15/15	785,000	889,696
8.250% 08/15/19	1,339,800	1,574,174
		2,463,870
REITS-Office Property — 0.0%
Highwoods Properties, Inc.
5.850% 03/15/17	140,000	143,988
		143,988
Real Estate Investment Trusts (REITs) Total		2,607,858
FINANCIALS TOTAL		159,649,614
INDUSTRIALS — 4.4%
Aerospace & Defense — 0.9%
Aerospace/Defense — 0.3%
Embraer Overseas Ltd.
6.375% 01/15/20	500,000	550,000
Esterline Technologies Corp.
7.000% 08/01/20 (b)	210,000	213,675
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	2,590,000	2,674,175
Penerbangan Malaysia Bhd
5.625% 03/15/16	3,200,000	3,626,554
		7,064,404

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Aerospace/Defense-Equipment — 0.4%
Sequa Corp.
	11.750% 12/01/15 (b)	4,105,000	4,228,150
TransDigm, Inc.
	7.750% 07/15/14	3,000,000	3,090,000
			7,318,150
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	4,780,000	4,893,525
			4,893,525
Aerospace & Defense Total			19,276,079
Building Materials — 0.5%
Building & Construction Products-Miscellaneous — 0.5%
Associated Materials LLC/Associated Materials Finance, Inc.
	9.875% 11/15/16	3,500,000	3,710,000
Gibraltar Industries, Inc.
	8.000% 12/01/15	1,525,000	1,460,187
Nortek, Inc.
	11.000% 12/01/13	3,182,599	3,353,664
Ply Gem Industries, Inc.
	11.750% 06/15/13	1,350,000	1,390,500
			9,914,351
Building Materials Total			9,914,351
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
	7.000% 03/15/17	3,780,000	3,798,900
WireCo WorldGroup
	9.500% 05/15/17 (b)	1,490,000	1,501,175
			5,300,075
Electrical Components & Equipment Total			5,300,075
Electronics — 0.4%
Electronic Components-Miscellaneous — 0.4%
Flextronics International Ltd.
	6.250% 11/15/14	1,367,000	1,387,505
NXP BV/NXP Funding LLC
	9.750% 08/01/18 (b)	6,375,000	6,566,250
			7,953,755
Electronics Total			7,953,755

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 0.1%
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.
7.625% 08/15/16	2,000,000	2,050,000
		2,050,000
Environmental Control Total		2,050,000
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
8.000% 11/15/17	4,195,000	4,006,225
		4,006,225
Machinery-Construction & Mining Total		4,006,225
Machinery-Diversified — 0.6%
Machinery-Farm — 0.2%
Case New Holland, Inc.
7.875% 12/01/17 (b)	4,786,000	5,037,265
		5,037,265
Machinery-General Industry — 0.4%
CPM Holdings, Inc.
10.625% 09/01/14 (b)	2,255,000	2,435,400
Manitowoc Co., Inc.
7.125% 11/01/13	3,500,000	3,500,000
9.500% 02/15/18	2,200,000	2,260,500
		8,195,900
Machinery-Diversified Total		13,233,165
Miscellaneous Manufacturing — 0.3%
Diversified Manufacturing Operators — 0.3%
Amsted Industries, Inc.
8.125% 03/15/18 (b)	1,500,000	1,546,875
Bombardier, Inc.
6.300% 05/01/14 (b)	2,385,000	2,432,700
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	550,000	681,673
SPX Corp.
6.875% 09/01/17 (b)	1,523,000	1,568,690
Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	155,000	195,380
		6,425,318
Miscellaneous Manufacturing Total		6,425,318

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — 0.6%
Containers-Metal/Glass — 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	2,440,000	2,531,500
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17 (b)	1,265,000	1,350,387
		3,881,887
Containers-Paper/Plastic — 0.4%
Graham Packaging Co., LP/GPC Capital Corp. I
8.250% 01/01/17 (b)	3,350,000	3,308,125
Graphic Packaging International, Inc.
9.500% 06/15/17	4,017,000	4,278,105
		7,586,230
Packaging & Containers Total		11,468,117
Transportation — 0.5%
Transportation-Railroad — 0.4%
Kansas City Southern de Mexico SA de CV
7.625% 12/01/13	3,770,000	3,883,100
RailAmerica, Inc.
9.250% 07/01/17	1,188,000	1,288,980
Union Pacific Corp.
5.700% 08/15/18	1,440,000	1,680,119
		6,852,199
Transportation-Services — 0.1%
Bristow Group, Inc.
7.500% 09/15/17	2,360,000	2,360,000
		2,360,000
Transportation Total		9,212,199
INDUSTRIALS TOTAL		88,839,284
INFORMATION TECHNOLOGY — 0.3%
IT Services — 0.3%
Data Processing/Management — 0.3%
First Data Corp.
8.875% 08/15/20 (b)	3,210,000	3,218,025

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
9.875% 09/24/15	3,790,000	2,865,300
		6,083,325
IT Services Total		6,083,325
INFORMATION TECHNOLOGY TOTAL		6,083,325
TECHNOLOGY — 0.8%
Computers — 0.3%
Computer Services — 0.3%
Sungard Data Systems, Inc.
9.125% 08/15/13	6,155,000	6,285,794
		6,285,794
Computers Total		6,285,794
Networking Products — 0.1%
Networking Products — 0.1%
Cisco Systems, Inc.
5.500% 01/15/40	900,000	1,006,249
5.900% 02/15/39	755,000	885,739
		1,891,988
Networking Products Total		1,891,988
Semiconductors — 0.3%
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.
9.250% 06/01/16	3,805,000	4,023,787
Freescale Semiconductor, Inc.
9.250% 04/15/18 (b)	1,775,000	1,779,438
		5,803,225
Semiconductors Total		5,803,225
Software — 0.1%
Enterprise Software/Services — 0.1%
Oracle Corp.
5.375% 07/15/40 (b)	2,045,000	2,216,755
6.500% 04/15/38	925,000	1,165,810
		3,382,565
Software Total		3,382,565
TECHNOLOGY TOTAL		17,363,572
UTILITIES — 2.9%
Electric — 2.7%
Electric-Distribution — 0.2%
Majapahit Holding BV
7.875% 06/29/37 (b)	2,780,000	3,419,400
		3,419,400

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric-Generation — 0.3%
Edison Mission Energy
	7.000% 05/15/17	2,000,000	1,365,000
Intergen NV
	9.000% 06/30/17 (b)	4,660,000	4,788,150
			6,153,150
Electric-Integrated — 1.3%
CMS Energy Corp.
	6.875% 12/15/15	1,615,000	1,786,164
Commonwealth Edison Co.
	5.950% 08/15/16	950,000	1,122,022
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	895,000	1,154,506
Energy Future Holdings Corp.
	10.000% 01/15/20 (b)	6,402,000	6,165,146
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	2,415,000	2,523,675
Kansas City Power & Light Co.
	7.150% 04/01/19	835,000	1,036,091
Nevada Power Co.
	6.500% 05/15/18	9,575,000	11,477,830
	6.650% 04/01/36	950,000	1,153,602
			26,419,036
Independent Power Producer — 0.9%
AES Corp.
	7.750% 03/01/14	3,625,000	3,792,656
	8.000% 10/15/17	2,465,000	2,594,413
Dynegy Holdings, Inc.
	7.750% 06/01/19	3,821,000	2,464,545
NRG Energy, Inc.
	7.375% 02/01/16	2,170,000	2,186,275
	7.375% 01/15/17	7,505,000	7,561,287
			18,599,176
Electric Total			54,590,762
Gas — 0.2%
Gas-Distribution — 0.2%
Atmos Energy Corp.
	8.500% 03/15/19	580,000	755,891
Nakilat, Inc.
	6.067% 12/31/33 (b)	3,260,000	3,586,196

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Sempra Energy
	6.500% 06/01/16	310,000		368,807
				4,710,894
Gas Total				4,710,894
UTILITIES TOTAL				59,301,656

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,005,252,169)			1,071,863,136
Government & Agency Obligations — 36.3%
FOREIGN GOVERNMENT OBLIGATIONS — 26.7%
Banco Nacional de Desenvolvimento Economico e Social
	5.500% 07/12/20 (b)	2,850,000		3,070,875
European Investment Bank
	0.028% 09/21/11 (09/21/10) (c)(d)	JPY	1,280,000,000	15,174,864
	1.250% 09/20/12	JPY	1,135,000,000	13,810,522
	1.400% 06/20/17	JPY	1,457,000,000	18,134,785
	5.500% 12/07/11	GBP	5,250,000	8,512,132
Federal Republic of Germany
	4.250% 07/04/17	EUR	1,850,000	2,730,327
	6.000% 06/20/16	EUR	12,600,000	19,869,298
Federative Republic of Brazil
	6.000% 01/17/17		2,585,000	2,979,213
	7.375% 02/03/15	EUR	6,950,000	10,420,024
	8.250% 01/20/34		6,960,000	9,970,200
	8.500% 09/24/12	EUR	1,480,000	2,123,101
	11.000% 08/17/40		6,200,000	8,497,100
	12.500% 01/05/22	BRL	10,275,000	7,210,783
Government of Canada
	4.250% 06/01/18	CAD	7,120,000	7,501,322
	8.000% 06/01/23	CAD	3,380,000	4,819,832
Government of Japan
	1.400% 12/20/18	JPY	1,360,000,000	17,129,784
	1.500% 09/20/18	JPY	930,000,000	11,795,435
Government of New Zealand
	6.000% 05/15/21	NZD	6,150,000	4,572,415
	6.500% 04/15/13	NZD	5,270,000	3,903,048
Instituto de Credito Oficial
	1.500% 09/20/12	JPY	680,000,000	7,951,961
International Finance Corp.
	7.500% 02/28/13	AUD	2,675,000	2,530,911

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Kingdom of Belgium
	3.250% 09/28/16	EUR	3,220,000	4,321,095
Kingdom of Norway
	4.250% 05/19/17	NOK	73,185,000	12,805,899
Kingdom of Spain
	3.800% 01/31/17	EUR	5,680,000	7,303,289
Kingdom of Sweden
	3.750% 08/12/17	SEK	40,000,000	6,009,781
	5.000% 12/01/20	SEK	29,000,000	4,894,440
Pemex Project Funding Master Trust
	5.750% 03/01/18		10,370,000	11,318,409
Province of Cordoba
	12.375% 08/17/17 (b)		3,120,000	3,104,400
Republic of Argentina
	7.000% 10/03/15		4,600,000	4,006,600
	8.280% 12/31/33		10,150,131	7,790,225
Republic of Colombia
	8.125% 05/21/24		4,975,000	6,591,875
	9.750% 04/09/11		1,211,207	1,271,767
Republic of Croatia
	6.625% 07/14/20 (b)		1,395,000	1,543,480
Republic of Dominican Republic
	7.500% 05/06/21 (b)		725,000	797,500
Republic of Finland
	4.250% 07/04/15	EUR	2,720,000	3,898,468
Republic of France
	4.000% 04/25/13	EUR	7,845,000	10,777,070
	5.500% 04/25/29	EUR	5,920,000	10,224,943
Republic of Hungary
	4.750% 02/03/15		2,435,000	2,447,328
Republic of Indonesia
	5.875% 03/13/20 (b)		12,125,000	13,685,487
	7.250% 04/20/15 (b)		3,000,000	3,540,000
	10.375% 05/04/14 (b)		9,180,000	11,589,750
	11.000% 09/15/25	IDR	42,600,000,000	5,605,420
Republic of Ireland
	4.500% 10/18/18	EUR	1,755,000	2,086,469
Republic of Italy
	4.500% 08/01/18	EUR	10,395,000	14,165,659
	5.250% 08/01/17	EUR	5,090,000	7,295,617

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Panama
	6.700% 01/26/36		6,400,000	7,776,000
Republic of Peru
	7.350% 07/21/25		2,160,000	2,770,200
	8.750% 11/21/33		6,617,000	9,826,245
Republic of Philippines
	6.500% 01/20/20		2,110,000	2,505,625
	8.875% 03/17/15		10,615,000	13,427,975
Republic of Poland
	5.500% 10/25/19	PLN	8,700,000	2,776,542
	6.250% 10/24/15	PLN	8,180,000	2,707,497
	6.375% 07/15/19		1,470,000	1,732,467
Republic of South Africa
	5.500% 03/09/20		5,500,000	6,111,875
	8.250% 09/15/17	ZAR	37,000,000	5,151,905
Republic of Turkey
	5.625% 03/30/21		6,450,000	6,756,375
	7.000% 09/26/16		8,735,000	10,067,088
	7.375% 02/05/25		8,680,000	10,285,800
Republic of Uruguay
	4.250% 04/05/27	UYU	53,687,798	2,851,837
	PIK,
	7.875% 01/15/33		4,640,000	5,985,600
Republic of Venezuela
	9.000% 05/07/23		5,284,000	3,413,464
	9.250% 09/15/27		20,955,000	14,878,050
Russian Federation
	3.625% 04/29/15 (b)		13,450,000	13,365,938
	7.500% 03/31/30		25,033,200	29,729,428
State of Qatar
	5.250% 01/20/20 (b)		3,730,000	4,103,000
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	4,600,000	4,249,631
	6.000% 06/15/20	AUD	4,580,000	4,326,880
United Kingdom Treasury
	5.000% 03/07/25	GBP	2,510,000	4,564,424
United Mexican States
	5.125% 01/15/20		7,435,000	8,066,975
	6.050% 01/11/40		5,350,000	6,072,250
	8.500% 12/13/18	MXN	55,860,000	4,882,047

		Par (a)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	11.375% 09/15/16	7,590,000	10,910,625
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			539,078,646
U.S. GOVERNMENT OBLIGATIONS — 9.6%
U.S. Treasury Bonds
	5.375% 02/15/31	8,300,000	10,887,268
	7.500% 11/15/24	18,400,000	28,169,259
	8.875% 02/15/19	21,000,000	31,890,474
U.S. Treasury Notes
	1.750% 07/31/15	1,995,000	2,036,775
	4.250% 09/30/12	40,000,000	43,131,240
	5.000% 02/15/11	23,600,000	24,112,568
	5.125% 05/15/16	41,000,000	49,033,458
U.S. Treasury STRIPS
	(i) 05/15/23	4,550,000	3,046,580
	P.O.,
	(i) 11/15/13 (j)	2,250,000	2,194,126
U.S. GOVERNMENT OBLIGATIONS TOTAL			194,501,748

	Total Government & Agency Obligations (cost of $671,886,167)		733,580,394
Mortgage-Backed Securities — 4.5%
Federal Home Loan Mortgage Corp.
	5.000% 05/01/21	8,978,159	9,602,009
	9.000% 12/01/18	385	428
	9.000% 01/01/22	10,883	12,464
	9.250% 05/01/16	38,438	42,984
	9.500% 08/01/16	337	377
	9.750% 09/01/16	438	440
	10.000% 10/01/19	1,633	1,866
	10.000% 11/01/19	3,547	4,125
	10.500% 01/01/20	4,735	5,377
	10.750% 07/01/11	4,104	4,123
	11.250% 08/01/13	75	75
	11.250% 09/01/15	4,909	4,936
Federal National Mortgage Association
	4.000% 01/01/39	16,927,726	17,563,398
	5.000% 09/01/37	8,948,675	9,537,796
	5.500% 11/01/36	6,153,843	6,598,686
	6.000% 10/01/36	2,343,268	2,531,018
	6.000% 02/01/37	7,864,125	8,494,223

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 08/01/37	11,564,730	12,473,263
	6.500% 12/01/31	13,638	15,140
	6.500% 05/01/32	17,909	19,881
	6.500% 01/01/33	10,592	11,758
	6.500% 05/01/33	45,812	50,857
	6.500% 11/01/36 (k)	15,268,455	16,670,739
	6.500% 11/01/37	7,097,047	7,735,546
	8.500% 06/01/15	88	88
	8.500% 09/01/21	3,067	3,365
	9.000% 07/01/14	372	375
	9.000% 04/01/16	31	31
	9.000% 08/01/21	18,137	20,821
	10.000% 04/01/14	30,270	33,341
	10.500% 07/01/14	12,394	12,479
	10.500% 03/01/16	91,234	101,201
Government National Mortgage Association
	9.000% 05/15/16	16,329	17,734
	9.000% 06/15/16	12,875	14,268
	9.000% 07/15/16	27,620	28,967
	9.000% 08/15/16	30,616	33,732
	9.000% 09/15/16	19,005	21,061
	9.000% 09/15/16	24,928	25,772
	9.000% 10/15/16	7,071	7,811
	9.000% 11/15/16	21,189	23,093
	9.000% 12/15/16	25,154	25,972
	9.000% 01/15/17	1,884	1,906
	9.000% 02/15/17	3,319	3,708
	9.000% 04/15/17	6,251	6,983
	9.000% 07/15/17	21,016	23,477
	9.000% 10/15/17	6,957	7,772
	9.000% 12/15/17	6,507	7,331
	9.500% 10/15/16	5,499	5,537
	9.500% 09/15/17	1,628	1,640
	10.000% 09/15/17	19,432	21,920
	10.000% 11/15/17	2,729	2,745
	10.000% 02/15/18	10,131	11,740
	10.000% 08/15/18	229	230
	10.000% 09/15/18	2,086	2,110
	10.000% 11/15/18	5,991	6,763
	10.000% 03/15/19	4,695	5,479
	10.000% 06/15/19	1,127	1,300
	10.000% 08/15/19	440	513

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 11/15/20	1,398	1,636
	10.500% 10/15/15	3,968	4,441
	10.500% 12/15/15	529	536
	10.500% 01/15/16	2,418	2,436
	10.500% 10/15/17	3,466	3,493
	10.500% 12/15/17	2,245	2,412
	10.500% 01/15/18	4,247	4,748
	10.500% 07/15/18	840	850
	10.500% 12/15/18	761	858
	10.500% 06/15/19	1,437	1,455
	10.500% 07/15/19	682	781
	11.000% 09/15/15	37,134	41,935
	11.000% 10/15/15	22,914	23,397
	11.750% 08/15/13	3,719	3,750
	12.000% 05/15/14	166	185

	Total Mortgage-Backed Securities (cost of $86,655,194)		91,955,687
Commercial Mortgage-Backed Securities — 2.1%
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42 (09/01/10) (c)(d)	4,845,000	5,219,448
	5.201% 12/11/38	5,000,000	5,367,186
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (09/01/10) (c)(d)	1,395,000	1,517,530
GS Mortgage Securities Corp. II
	4.751% 07/10/39	4,825,000	5,175,494
	5.553% 04/10/38 (09/01/10) (c)(d)	4,898,000	5,250,954
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	4,000,000	4,187,589
Morgan Stanley Capital I
	4.989% 08/13/42	4,825,000	5,202,633
	5.968% 08/12/41 (09/01/10) (c)(d)	3,575,000	3,914,802
Wachovia Bank Commercial Mortgage Trust
	5.380% 10/15/44 (09/01/10) (c)(d)	4,825,000	5,308,591

	Par (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
5.726% 06/15/45	373,312	373,495
COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL		41,517,722

	Total Commercial Mortgage-Backed Securities (cost of $37,048,101)	41,517,722
Municipal Bonds — 0.2%
CALIFORNIA — 0.2%
CA Cabazon Band Mission Indians
Series 2004,
7.358% 10/01/11 (10/01/10) (c)(d)	2,820,000	1,996,419
CA Los Angeles Unified School District
Series 2009,
5.750% 07/01/34	625,000	644,050
CA State
Series 2009,
7.550% 04/01/39	1,465,000	1,674,026
CALIFORNIA TOTAL		4,314,495

	Total Municipal Bonds (cost of $4,897,665)	4,314,495
Asset-Backed Securities — 0.1%
GMAC Mortgage Corp
4.865% 09/25/34
(09/01/10) (c)(d)	2,790,920	2,169,686

	Total Asset-Backed Securities (cost of $2,790,920)	2,169,686

	Shares
Common Stock — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Six Flags Entertainment Corp. (l)	30,809	1,164,907
CONSUMER DISCRETIONARY TOTAL		1,164,907

	Total Common Stock (cost of $2,346,754)	1,164,907

	Units
Warrants — 0.0%
FINANCIALS — 0.0%
Banks — 0.0%
CNB Capital Trust I
Expires 03/23/19 (b)(e)(l)	46,584	466
Banks Total		466
FINANCIALS TOTAL		466

	Total Warrants (cost of $466)	466

	Shares	Value ($)
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (b)(e)(l)	40,765	408
Media Total		408
COMMUNICATIONS TOTAL		408

Total Preferred Stock (cost of $408)		408
Securities Lending Collateral — 0.1%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.351%) (m)	2,193,975	2,193,975

Total Securities Lending Collateral (cost of $2,193,975)		2,193,975

	Par ($)
Short-Term Obligation — 1.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/10, due 09/01/10 at 0.190% collateralized by a U.S. Government Agency obligation maturing 01/15/14, market value $31,582,313 (repurchase proceeds $30,960,163)	30,960,000	30,960,000

Total Short-Term Obligation (cost of $30,960,000)		30,960,000

Total Investments — 97.9% (cost of $1,844,031,819)(n)(o)		1,979,720,876

Obligation to Return Collateral for Securities Loaned — (0.1)%		(2,193,975)

Other Assets & Liabilities, Net — 2.2%		44,631,615

Net Assets — 100.0%		2,022,158,516

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$84,878,435	$—	$84,878,435
Communications	—	236,529,068	103,250	236,632,318
Consumer Cyclical	—	119,263,685	6,504	119,270,189
Consumer Non-Cyclical	—	133,082,805	—	133,082,805
Diversified	—	5,339,750	—	5,339,750
Energy	—	161,422,188	—	161,422,188
Financials	—	159,649,614	—	159,649,614
Industrials	—	88,839,284	—	88,839,284
Information Technology	—	6,083,325	—	6,083,325
Technology	—	17,363,572	—	17,363,572
Utilities	—	59,301,656	—	59,301,656
Total Corporate Fixed-Income Bonds & Notes	—	1,071,753,382	109,754	1,071,863,136
Government & Agency Obligations
Foreign Government Obligations	9,369,701	529,708,945	—	539,078,646
U.S. Government Obligations	189,261,042	5,240,706	—	194,501,748
Total Government & Agency Obligations	198,630,743	534,949,651	—	733,580,394
Total Mortgage-Backed Securities	—	91,955,687	—	91,955,687
Total Commercial Mortgage-Backed Securities	—	41,517,722	—	41,517,722
Total Municipal Bonds	—	4,314,495	—	4,314,495
Total Asset-Backed Securities	—	2,169,686	—	2,169,686
Total Common Stock	1,164,907	—	—	1,164,907
Total Warrants	—	—	466	466
Total Preferred Stock	—	—	408	408
Total Securities Lending Collateral	2,193,975	—	—	2,193,975
Total Short-Term Obligation	—	30,960,000	—	30,960,000
Total Investments	201,989,625	1,777,620,623	110,628	1,979,720,876
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	722,672	—	722,672
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(161,283)	—	(161,283)
Unrealized Appreciation on Futures Contracts	737,975	—	—	737,975
Unrealized Depreciation on Futures Contracts	(5,564,116)	—	—	(5,564,116)
Value of Credit Default Swap Contract-Depreciation	—	(167,538)	—	(167,538)
Total	$197,163,484	$1,778,014,474	$110,628	$1,975,288,586

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate fixed-income bonds classified as Level 3 are valued using the income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain preferred stock, warrants and corporate fixed-income bonds classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ended August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2010

Corporate Fixed-Income Bonds & Notes
Communications	$103,250	$—	$—	$—	$—	$—	$—	$—	$103,250
Consumer Cyclical	—	—	—	—	—	—	6,504	—	6,504
Warrants
Financials	466	—	—	—	—	—	—	—	466
Preferred Stock
Communications	408	—	—	—	—	—	—	—	408
	$104,124	$—	$—	$—	$—	$—	$6,504	$—	$110,628

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

Financial Assets were transferred from Level 2 to Level 3 due to the pricing vendor discontinuing coverage, as a result the security was fair valued by management.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy.

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$6,504	$6,504	$—

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which are not illiquid except for the following, amounted to $353,938,822, which represents 17.5% of net assets.

		Acquisition	Par/Shares/
	Security	Date	Units	Cost	Value
	CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	40,765	$408	$408
	CNB Capital Trust I Warrants Expires 03/23/19	03/26/09	46,584	466	466
	Six Flags, Inc. 9.625% 06/01/14	12/16/04	1,557,000	—	—
$874

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2010, the value of these securities amounted to $110,628, which represents less than 0.1% of net assets.

(f)	Security has no value.

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At August 31, 2010, the value of this security amounted to $6,504, which represents less than 0.1% of net assets.

(h)	Loan participation agreement.

(i)	Zero coupon bond.

(j)	All or a portion of this security was on loan at August 31, 2010. The total market value of securities on loan at August 31, 2010 was $2,150,250.

(k)	A portion of this security with a market value of $8,181,608 is pledged as collateral for open futures contracts.

(l)	Non-income producing security.

(m)	Investment made with cash collateral received from securities lending activity.

(n)	Cost for federal income tax purposes is $1,852,602,880.

(o)	Unrealized appreciation and depreciation at August 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Appreciation
	$145,727,674		$(18,609,678)		$127,117,996

Forward foreign currency exchange contracts outstanding on August 31, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$5,068,933	$5,077,160	09/13/10	$(8,227)

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$5,943,324	$6,097,000	09/13/10	$153,676
EUR	15,225,808	15,617,337	09/13/10	391,529
EUR	9,878,083	10,055,550	09/13/10	177,467
JPY	26,074,204	25,921,148	09/24/10	(153,056)
				$569,616

At August 31, 2010, the Fund held the following open long futures contracts:

Risk Exposure / Type

	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
30-year U.S. Treasury Bond	10	$1,350,313	$1,324,399	Dec-2010	$25,914
5-year U.S. Treasury Note	160	19,251,250	19,250,384	Dec-2010	866
Ultra Long U.S. Treasury Bond	230	33,256,562	32,545,367	Dec-2010	711,195
					$737,975

At August 31, 2010, the Fund held the following open short futures contracts:

Risk Exposure / Type

	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
10-year U.S. Treasury Note	1,687	$213,405,500	$209,225,270	Sept-2010	$(4,180,230)
5-year U.S. Treasury Note	735	88,986,680	87,602,794	Sept-2010	(1,383,886)
					$(5,564,116)

At August 31, 2010, the Fund has entered into the following credit default swap contract:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Federative Republic of Brazil 12.250% 03/06/30	Buy	1.470%	09/20/14	$10,000,000	$—	$(167,538)

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
UYU	Uruguayan Peso
ZAR	South African Rand

INVESTMENT PORTFOLIO

August 31, 2010 (Unaudited)	Columbia High Yield Opportunity Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 94.2%
BASIC MATERIALS — 7.9%
Chemicals — 3.7%
Agricultural Chemicals — 0.6%
CF Industries, Inc.
	6.875% 05/01/18	1,840,000	1,936,600
			1,936,600
Chemicals-Diversified — 2.0%
INEOS Finance PLC
	9.000% 05/15/15 (a)	1,325,000	1,339,906
INVISTA
	9.250% 05/01/12 (a)	989,000	1,000,126
Lyondell Chemical Co.
	8.000% 11/01/17 (a)	1,635,000	1,755,582
Nova Chemicals Corp.
	8.375% 11/01/16	500,000	511,250
	8.625% 11/01/19	805,000	829,150
Solutia, Inc.
	8.750% 11/01/17	1,000,000	1,070,000
			6,506,014
Chemicals-Plastics — 0.8%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	2,610,000	2,414,250
			2,414,250
Chemicals-Specialty — 0.3%
MacDermid, Inc.
	9.500% 04/15/17 (a)	1,000,000	1,013,750
			1,013,750
Chemicals Total			11,870,614
Forest Products & Paper — 2.4%
Paper & Related Products — 2.4%
Cascades, Inc.
	7.750% 12/15/17	1,630,000	1,678,900
Clearwater Paper Corp.
	10.625% 06/15/16	510,000	573,750
Domtar Corp.
	10.750% 06/01/17	885,000	1,090,763
Georgia-Pacific LLC
	8.000% 01/15/24	2,585,000	2,843,500

1

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
PE Paper Escrow GmbH
12.000% 08/01/14 (a)	1,495,000	1,687,481
		7,874,394
Forest Products & Paper Total		7,874,394
Iron/Steel — 0.6%
Steel-Producers — 0.6%
Russel Metals, Inc.
6.375% 03/01/14	1,045,000	1,029,325
United States Steel Corp.
7.000% 02/01/18	845,000	849,225
		1,878,550
Iron/Steel Total		1,878,550
Metals & Mining — 1.2%
Diversified Minerals — 0.4%
Teck Resources Ltd.
10.750% 05/15/19	1,240,000	1,540,700
		1,540,700
Metal-Aluminum — 0.1%
Novelis, Inc.
7.250% 02/15/15	259,000	259,647
		259,647
Metal-Diversified — 0.7%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	130,000	144,300
Vedanta Resources PLC
9.500% 07/18/18 (a)	1,970,000	2,068,500
		2,212,800
Metals & Mining Total		4,013,147
BASIC MATERIALS TOTAL		25,636,705
COMMUNICATIONS — 22.6%
Advertising — 0.8%
Advertising Agencies — 0.4%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	385,000	400,400
10.000% 07/15/17	770,000	885,500
		1,285,900
Advertising Services — 0.4%
inVentive Health, Inc.
10.000% 08/15/18 (a)	1,320,000	1,290,300
		1,290,300
Advertising Total		2,576,200

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — 6.7%
Broadcast Services/Programs — 1.1%
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	2,075,000	2,176,156
Liberty Media LLC
	8.250% 02/01/30	1,385,000	1,315,750
			3,491,906
Cable TV — 3.1%
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	1,408,095	1,668,593
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	1,005,000	1,025,100
CSC Holdings LLC
	8.500% 04/15/14	1,280,000	1,398,400
	8.500% 06/15/15	1,000,000	1,085,000
DISH DBS Corp.
	7.875% 09/01/19	3,335,000	3,476,737
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	705,000	740,250
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	685,000	685,000
			10,079,080
Multi-media — 0.1%
Entravision Communication Corp.
	8.750% 08/01/17 (a)	1,190,000	1,910,000
			1,910,000
Radio — 1.3%
CMP Susquehanna Corp.
	3.430% 05/15/14 (11/10/10)(a)(b)(c)(d)	112,000	66,080
Salem Communications Corp.
	9.625% 12/15/16	1,580,000	1,645,175
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	835,000	860,050
	9.750% 09/01/15 (a)	1,640,000	1,783,500
			4,354,805
Television — 1.1%
Belo Corp.
	8.000% 11/15/16	840,000	890,400
Gray Television, Inc.
	10.500% 06/29/15	1,310,000	1,260,875

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	1,345,000	1,385,350
Umbrella Acquisition, Inc..
	PIK,
	9.750% 03/15/15 (03/15/12) (a)(b)(c)	275,000	247,500
			3,784,125
Media Total			23,619,916
Telecommunication Services — 15.1%
Cellular Telecommunications — 3.8%
Cricket Communications, Inc.
	9.375% 11/01/14	1,990,000	2,014,875
Digicel Group Ltd.
	8.875% 01/15/15 (a)	3,190,000	3,213,925
Nextel Communications, Inc.
	7.375% 08/01/15	3,415,000	3,380,850
NII Capital Corp.
	10.000% 08/15/16	600,000	672,750
Wind Acquisition Finance SA
	11.750% 07/15/17 (a)	2,816,000	3,097,600
			12,380,000
Media — 1.9%
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16	1,925,000	2,158,406
Quebecor Media, Inc.
	7.750% 03/15/16	2,365,000	2,412,300
			4,570,706
Satellite Telecommunications — 0.9%
Intelsat Jackson Holdings SA
	11.250% 06/15/16	2,620,000	2,819,775
			2,819,775
Telecommunication Services — 2.6%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	1,440,000	1,441,200
Global Crossing Ltd.
	12.000% 09/15/15	1,640,000	1,820,400
ITC Deltacom, Inc.
	10.500% 04/01/16	2,075,000	2,043,875
PAETEC Holding Corp.
	8.875% 06/30/17	570,000	589,950
SBA Telecommunications, Inc.
	8.250% 08/15/19	540,000	585,900

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,095,000	1,115,805
West Corp.
	11.000% 10/15/16	995,000	1,044,750
			8,641,880
Telephone-Integrated — 5.6%
Cincinnati Bell, Inc.
	8.250% 10/15/17	1,690,000	1,656,200
Frontier Communications Corp.
	7.875% 01/15/27	2,670,000	2,563,200
Level 3 Financing, Inc.
	8.750% 02/15/17	2,260,000	1,915,350
	9.250% 11/01/14	510,000	449,438
Qwest Communications International, Inc.
	7.500% 02/15/14	1,895,000	1,930,531
Qwest Corp.
	7.500% 10/01/14	935,000	1,041,356
	7.500% 06/15/23	2,260,000	2,305,200
Sprint Capital Corp.
	6.875% 11/15/28	645,000	538,575
Virgin Media Finance PLC
	9.500% 08/15/16	2,230,000	2,497,600
Windstream Corp.
	8.125% 09/01/18 (a)	630,000	641,025
	8.625% 08/01/16	2,680,000	2,767,100
			18,305,575
Wireless Equipment — 0.3%
Crown Castle International Corp.
	9.000% 01/15/15	870,000	943,950
			943,950
Telecommunication Services Total			47,661,886
COMMUNICATIONS TOTAL			73,858,002
CONSUMER CYCLICAL — 12.8%
Auto Manufacturers — 0.0%
Auto-Medium & Heavy Duty Trucks — 0.0%
Oshkosh Corp.
	8.500% 03/01/20	82,000	87,125
			87,125
Auto Manufacturers Total			87,125

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — 1.2%
Auto/Truck Parts & Equipment-Original — 1.2%
Accuride Corp.
	9.500% 08/01/18 (a)	315,000	322,875
American Axle & Manufacturing Holdings, Inc.
	9.250% 01/15/17 (a)	535,000	568,438
Lear Corp.
	7.875% 03/15/18	1,010,000	1,045,350
	8.125% 03/15/20	140,000	145,250
Tenneco, Inc.
	7.750% 08/15/18 (a)	202,000	206,040
TRW Automotive, Inc.
	7.000% 03/15/14 (a)	1,475,000	1,519,250
			3,807,203
Auto Parts & Equipment Total			3,807,203
Distribution/Wholesale — 0.3%
Distribution/Wholesale — 0.3%
McJunkin Red Man Corp.
	9.500% 12/15/16 (a)	1,171,000	1,033,408
			1,033,408
Distribution/Wholesale Total			1,033,408
Entertainment — 2.0%
Casino Services — 0.2%
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	625,000	558,594
			558,594
Gambling (Non-Hotel) — 1.4%
Boyd Gaming Corp.
	6.750% 04/15/14	250,000	222,500
	7.125% 02/01/16	690,000	579,600
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	990,000	1,037,025
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	3,645,000	2,779,312
			4,618,437
Racetracks — 0.3%
Speedway Motorsports, Inc.
	8.750% 06/01/16	850,000	898,875
			898,875

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (a)	465,000	473,138
Six Flags, Inc.
	9.625% 06/01/14 (a)(d)(h)	950,000	—
			473,138
Entertainment Total			6,549,044
Home Builders — 2.4%
Building-Residential/Commercial — 2.4%
Beazer Homes USA, Inc.
	9.125% 06/15/18	1,366,000	1,208,910
D.R. Horton, Inc.
	5.625% 09/15/14	1,150,000	1,129,875
	5.625% 01/15/16	720,000	693,000
K. Hovnanian Enterprises, Inc.
	10.625% 10/15/16	1,345,000	1,304,650
KB Home
	5.875% 01/15/15	2,305,000	2,114,837
Ryland Group, Inc.
	8.400% 05/15/17	680,000	724,200
Standard Pacific Corp.
	7.000% 08/15/15	720,000	662,400
			7,837,872
Home Builders Total			7,837,872
Home Furnishings — 0.2%
Home Furnishings — 0.2%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	650,000	671,125
Simmons Co.
	PIK,
	7.351% 02/15/12 (b)(d)(e)(f)	1,922,817	4,807
			675,932
Home Furnishings Total			675,932
Leisure Time — 0.5%
Cruise Lines — 0.5%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	1,855,000	1,632,400
			1,632,400
Leisure Time Total			1,632,400

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — 3.6%
Casino Hotels — 1.9%
Harrah’s Operating Co., Inc.
	11.250% 06/01/17	1,560,000	1,669,200
MGM Mirage
	11.375% 03/01/18 (a)	2,760,000	2,497,800
Pokagon Gaming Authority
	10.375% 06/15/14 (a)	1,070,000	1,110,125
Snoqualmie Entertainment Authority
	9.125% 02/01/15 (a)	1,115,000	981,200
			6,258,325
Gambling (Non-Hotel) — 0.7%
Seminole Indian Tribe of Florida
	6.535% 10/01/20 (a)	310,000	273,259
	7.804% 10/01/20 (a)	1,900,000	1,783,150
			2,056,409
Hotels & Motels — 1.0%
Host Hotels & Resorts LP
	6.750% 06/01/16	1,325,000	1,344,875
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	1,395,000	1,475,212
Wyndham Worldwide Corp.
	6.000% 12/01/16	500,000	510,275
			3,330,362
Lodging Total			11,645,096
Retail — 2.4%
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.
	8.500% 06/15/19	1,290,000	1,457,700
			1,457,700
Retail-Drug Stores — 0.5%
Rite Aid Corp.
	8.000% 08/15/20 (a)	700,000	695,625
	10.250% 10/15/19	800,000	822,000
			1,517,625
Retail-Mail Order — 0.4%
QVC, Inc.
	7.125% 04/15/17 (a)	255,000	259,462
	7.375% 10/15/20 (a)	220,000	223,300

8

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
7.500% 10/01/19 (a)	685,000	698,700
		1,181,462
Retail-Propane Distributors — 0.1%
AmeriGas Partners LP
7.250% 05/20/15	405,000	416,138
		416,138
Retail-Regional Department Stores — 0.3%
Neiman Marcus Group, Inc.
10.375% 10/15/15	775,000	788,563
PIK,
9.000% 10/15/15	150,000	151,875
		940,438
Retail-Toy Store — 0.7%
Toys R US, Inc.
7.375% 10/15/18	2,265,000	2,157,412
		2,157,412
Retail Total		7,670,775
Storage/Warehousing — 0.2%
Storage/Warehousing — 0.2%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (a)	690,000	726,225
		726,225
Storage/Warehousing Total		726,225
CONSUMER CYCLICAL TOTAL		41,665,080
CONSUMER NON-CYCLICAL — 13.6%
Beverages — 0.3%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages USA, Inc.
8.125% 09/01/18 (a)	435,000	447,506
Cott Beverages, Inc.
8.375% 11/15/17 (a)	400,000	418,500
		866,006
Beverages Total		866,006
Commercial Services — 3.8%
Commercial Services-Finance — 0.9%
Cardtronics, Inc.
8.250% 09/01/18	970,000	991,825
Interactive Data Corp.
10.250% 08/01/18 (a)	1,505,000	1,561,437

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	460,000	500,250
			3,053,512
Funeral Services & Related Items — 0.5%
Service Corp. International
	6.750% 04/01/16	595,000	609,875
	7.000% 06/15/17	800,000	828,000
			1,437,875
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	1,030,000	1,040,300
			1,040,300
Rental Auto/Equipment — 2.0%
Ashtead Holdings PLC
	8.625% 08/01/15 (a)	1,450,000	1,453,625
Hertz Corp.
	8.875% 01/01/14	1,000,000	1,027,500
Rental Service Corp.
	9.500% 12/01/14	1,440,000	1,468,800
United Rentals North America, Inc.
	9.250% 12/15/19	1,160,000	1,232,500
	10.875% 06/15/16	1,260,000	1,398,600
			6,581,025
Security Services — 0.1%
Garda World Security Corp.
	9.750% 03/15/17 (a)	405,000	418,163
			418,163
Commercial Services Total			12,530,875
Food — 1.0%
Food-Miscellaneous/Diversified — 1.0%
Michael Foods, Inc.
	9.750% 07/15/18 (a)	720,000	756,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	8.250% 09/01/17 (a)	280,000	277,550
	9.250% 04/01/15	1,625,000	1,667,656
	9.250% 04/01/15 (a)	450,000	461,813
			3,163,019
Food Total			3,163,019

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Products — 1.0%
Medical Products — 1.0%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	2,010,000	2,185,875
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	910,000	974,838
			3,160,713
Healthcare Products Total			3,160,713
Healthcare Services — 5.6%
Dialysis Centers — 0.3%
DaVita, Inc.
	7.250% 03/15/15	1,075,000	1,111,281
			1,111,281
Medical-HMO — 0.3%
Multiplan, Inc.
	9.875% 09/01/18 (a)	909,000	913,545
			913,545
Medical-Hospitals — 4.2%
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	165,000	170,775
Community Health Systems, Inc.
	8.875% 07/15/15	2,590,000	2,687,125
HCA, Inc.
	9.250% 11/15/16	905,000	970,612
	PIK,
	9.625% 11/15/16	5,981,000	6,422,099
Select Medical Corp.
	7.625% 02/01/15	825,000	777,563
Tenet Healthcare Corp.
	8.000% 08/01/20 (a)	1,275,000	1,236,750
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	740,000	726,125
	8.000% 02/01/18 (a)	700,000	681,625
			13,672,674
Medical-Outpatient/Home Medical — 0.1%
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (a)	330,000	322,575
			322,575

11

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Physical Therapy/Rehab Centers — 0.5%
Healthsouth Corp.
8.125% 02/15/20	660,000	667,425
10.750% 06/15/16	1,030,000	1,122,700
		1,790,125
Physician Practice Management — 0.2%
U.S. Oncology Holdings, Inc.
PIK,
6.643% 03/15/12 (09/15/10) (b)(c)	625,000	582,812
		582,812
Healthcare Services Total		18,393,012
Household Products/Wares — 0.7%
Consumer Products-Miscellaneous — 0.7%
American Greetings Corp.
7.375% 06/01/16	920,000	931,500
Spectrum Brands Holdings, Inc.
9.500% 06/15/18 (a)	1,205,000	1,268,263
		2,199,763
Household Products/Wares Total		2,199,763
Pharmaceuticals — 1.2%
Medical-Drugs — 0.2%
Patheon, Inc.
8.625% 04/15/17 (a)	825,000	821,906
		821,906
Medical-Generic Drugs — 0.2%
Mylan, Inc./PA
7.875% 07/15/20 (a)	620,000	646,350
		646,350
Pharmacy Services — 0.6%
Omnicare, Inc.
6.875% 12/15/15	80,000	79,200
7.750% 06/01/20	1,882,000	1,882,000
		1,961,200

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Therapeutics — 0.2%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (a)	655,000	664,825
			664,825
Pharmaceuticals Total			4,094,281
CONSUMER NON-CYCLICAL TOTAL			44,407,669
DIVERSIFIED — 0.5%
Diversified Holding Companies — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.750% 10/15/16 (a)	1,655,000	1,667,412
Diversified Holding Companies Total			1,667,412
DIVERSIFIED TOTAL			1,667,412
ENERGY — 11.9%
Coal — 1.1%
Coal — 1.1%
Arch Coal, Inc.
	7.250% 10/01/20	106,000	107,590
Arch Western Finance LLC
	6.750% 07/01/13	637,000	640,185
Consol Energy, Inc.
	8.000% 04/01/17 (a)	880,000	928,400
	8.250% 04/01/20 (a)	1,785,000	1,894,331
			3,570,506
Coal Total			3,570,506
Oil & Gas — 8.9%
Oil Companies-Exploration & Production — 8.9%
Anadarko Petroleum Corp.
	6.375% 09/15/17	1,870,000	1,850,363
	7.625% 03/15/14	3,250,000	3,494,107
Berry Petroleum Co.
	8.250% 11/01/16	135,000	136,350
	10.250% 06/01/14	240,000	264,600
Chesapeake Energy Corp.
	6.625% 08/15/20	2,400,000	2,409,000
Cimarex Energy Co.
	7.125% 05/01/17	1,680,000	1,738,800
Comstock Resources, Inc.
	8.375% 10/15/17	892,000	912,070
Concho Resources, Inc./Midland TX
	8.625% 10/01/17	850,000	888,250
Denbury Resources, Inc.
	7.500% 12/15/15	850,000	875,500

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Forest Oil Corp.
	8.500% 02/15/14	1,980,000	2,103,750
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (a)	1,455,000	1,473,187
Newfield Exploration Co.
	6.625% 04/15/16	1,170,000	1,210,950
	6.875% 02/01/20	965,000	1,006,013
PetroHawk Energy Corp.
	7.250% 08/15/18 (a)	750,000	744,375
	7.875% 06/01/15	2,770,000	2,873,875
Pioneer Natural Resources Co.
	7.500% 01/15/20	130,000	139,669
QEP Resources, Inc.
	6.875% 03/01/21	1,105,000	1,151,963
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,571,000	1,508,160
	8.250% 08/01/15	485,000	494,700
Range Resources Corp.
	6.750% 08/01/20	945,000	952,088
	7.500% 05/15/16	640,000	665,600
	8.000% 05/15/19	480,000	513,600
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	921,000	880,706
Southwestern Energy Co.
	7.500% 02/01/18	655,000	738,513
			29,026,189
Oil & Gas Total			29,026,189
Oil & Gas Services — 0.8%
Oil-Field Services — 0.8%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (a)	495,000	501,188
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	2,405,000	2,248,675
			2,749,863
Oil & Gas Services Total			2,749,863
Pipelines — 1.1%
Pipelines — 1.1%
El Paso Corp.
	6.875% 06/15/14	340,000	359,762

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	7.250% 06/01/18	625,000	669,592
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	1,115,000	1,123,362
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	165,000	172,425
	9.375% 06/01/16 (a)	480,000	520,800
Southern Star Central Corp.
	6.750% 03/01/16	315,000	317,363
Williams Companies, Inc.
	7.875% 09/01/21	404,000	490,637
			3,653,941
Pipelines Total			3,653,941
ENERGY TOTAL			39,000,499
FINANCIALS — 10.1%
Banks — 2.4%
Diversified Financial Services — 2.4%
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (b)(c)	1,115,000	1,062,037
Capital One Capital V
	10.250% 08/15/39	885,000	955,800
CIT Group, Inc.
	7.000% 05/01/17	6,375,000	5,994,489
			8,012,326
Banks Total			8,012,326
Diversified Financial Services — 5.6%
Finance-Auto Loans — 3.5%
Ally Financial, Inc.
	7.500% 09/15/20 (a)	950,000	940,500
	8.000% 03/15/20 (a)	2,255,000	2,311,375
	8.000% 11/01/31	2,685,000	2,644,725
Ford Motor Credit Co., LLC
	6.625% 08/15/17	885,000	899,489
	7.000% 04/15/15	470,000	485,368
	7.800% 06/01/12	1,540,000	1,620,607
	8.000% 12/15/16	2,225,000	2,416,206
			11,318,270
Finance-Consumer Loans — 0.9%
American General Finance Corp.
	4.875% 07/15/12	200,000	182,250
	6.900% 12/15/17	3,485,000	2,700,875
			2,883,125

15

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Investment Banker/Broker — 0.5%
E*Trade Financial Corp.
7.375% 09/15/13	325,000	308,750
7.875% 12/01/15	870,000	822,150
PIK,
12.500% 11/30/17	485,000	540,775
		1,671,675
Finance-Leasing Company — 0.7%
International Lease Finance Corp.
8.750% 03/15/17 (a)	1,019,000	1,027,916
8.875% 09/01/17	1,260,000	1,269,450
		2,297,366
Diversified Financial Services Total		18,170,436
Insurance — 1.5%
Life/Health Insurance — 0.2%
Provident Companies, Inc.
7.000% 07/15/18	465,000	505,030
		505,030
Multi-Line Insurance — 0.4%
ING Groep NV
5.775% 12/29/49 (12/08/15) (b)(c)	1,595,000	1,311,887
		1,311,887
Property/Casualty Insurance — 0.9%
Asurion Corp.
6.790% 07/02/15 (09/13/10) (b)(c)(f)	713,879	680,664
2nd lien,
6.790% 07/02/15 (09/13/10) (b)(c)(f)	976,121	942,305
Crum & Forster Holdings Corp.
7.750% 05/01/17	1,425,000	1,473,094
		3,096,063
Insurance Total		4,912,980

16

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Investment Companies — 0.6%
Investment Companies — 0.6%
Offshore Group Investments Ltd.
11.500% 08/01/15 (a)	1,960,000	1,955,100
		1,955,100
Investment Companies Total		1,955,100
FINANCIALS TOTAL		33,050,842
INDUSTRIALS — 9.3%
Aerospace & Defense — 1.3%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.
7.000% 08/01/20 (a)	85,000	86,487
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	1,100,000	1,135,750
		1,222,237
Aerospace/Defense-Equipment — 0.6%
Sequa Corp.
11.750% 12/01/15 (a)	1,790,000	1,843,700
		1,843,700
Electronics-Military — 0.3%
L-3 Communications Corp.
6.375% 10/15/15	1,145,000	1,172,194
		1,172,194
Aerospace & Defense Total		4,238,131
Building Materials — 0.8%
Building & Construction Products-Miscellaneous — 0.8%
Gibraltar Industries, Inc.
8.000% 12/01/15	620,000	593,650
Nortek, Inc.
11.000% 12/01/13	1,257,933	1,325,547
Ply Gem Industries, Inc.
11.750% 06/15/13	610,000	628,300
		2,547,497
Building Materials Total		2,547,497
Electrical Components & Equipment — 0.7%
Wire & Cable Products — 0.7%
Belden, Inc.
7.000% 03/15/17	1,695,000	1,703,475
WireCo WorldGroup
9.500% 05/15/17 (a)	660,000	664,950
		2,368,425
Electrical Components & Equipment Total		2,368,425

17

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electronics — 1.0%
Electronic Components-Miscellaneous — 1.0%
Flextronics International Ltd.
6.250% 11/15/14	626,000	635,390
NXP BV/NXP Funding LLC
9.750% 08/01/18 (a)	2,590,000	2,667,700
		3,303,090
Electronics Total		3,303,090
Environmental Control — 0.3%
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.
7.625% 08/15/16	975,000	999,375
		999,375
Environmental Control Total		999,375
Machinery-Construction & Mining — 0.6%
Machinery-Construction & Mining — 0.6%
Terex Corp.
8.000% 11/15/17	1,830,000	1,747,650
		1,747,650
Machinery-Construction & Mining Total		1,747,650
Machinery-Diversified — 1.6%
Machinery-Farm — 0.6%
Case New Holland, Inc.
7.875% 12/01/17 (a)	1,947,000	2,049,217
		2,049,217
Machinery-General Industry — 1.0%
CPM Holdings, Inc.
10.625% 09/01/14 (a)	835,000	901,800
Manitowoc Co., Inc.
7.125% 11/01/13	1,495,000	1,495,000
9.500% 02/15/18	850,000	873,375
		3,270,175
Machinery-Diversified Total		5,319,392
Miscellaneous Manufacturing — 0.8%
Diversified Manufacturing Operators — 0.8%
Amsted Industries, Inc.
8.125% 03/15/18 (a)	1,000,000	1,031,250
Bombardier, Inc.
6.300% 05/01/14 (a)	1,006,000	1,026,120

18

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
SPX Corp.
6.875% 09/01/17 (a)	608,000	626,240
		2,683,610
Miscellaneous Manufacturing Total		2,683,610
Packaging & Containers — 1.1%
Containers-Metal/Glass — 0.3%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	705,000	731,437
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17 (a)	95,000	101,413
		832,850
Containers-Paper/Plastic — 0.8%
Graham Packaging Co., LP/GPC Capital Corp. I
8.250% 01/01/17 (a)	1,455,000	1,436,813
Graphic Packaging International, Inc.
9.500% 06/15/17	1,250,000	1,331,250
		2,768,063
Packaging & Containers Total		3,600,913
Transportation — 1.1%
Transportation-Railroad — 0.7%
Kansas City Southern de Mexico SA de CV
7.625% 12/01/13	1,695,000	1,745,850
RailAmerica, Inc.
9.250% 07/01/17	528,000	572,880
		2,318,730
Transportation-Services — 0.4%
Bristow Group, Inc.
7.500% 09/15/17	1,090,000	1,090,000
		1,090,000
Transportation Total		3,408,730
INDUSTRIALS TOTAL		30,216,813
TECHNOLOGY — 1.3%
IT Services — 0.6%
Data Processing /Management — 0.6%
First Data Corp.
8.875% 08/15/20 (a)	1,260,000	1,263,150
9.875% 09/24/15	990,000	752,400
		2,015,550
IT Services Total		2,015,550

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Semiconductors — 0.7%
Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc.
	9.250% 06/01/16	1,640,000	1,734,300
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (a)	700,000	701,750
			2,436,050
Semiconductors Total			2,436,050
TECHNOLOGY TOTAL			4,451,600
UTILITIES — 4.2%
Electric — 4.2%
Electric-Generation — 0.8%
Edison Mission Energy
	7.000% 05/15/17	800,000	546,000
Intergen NV
	9.000% 06/30/17 (a)	2,060,000	2,116,650
			2,662,650
Electric-Integrated — 1.4%
CMS Energy Corp.
	6.875% 12/15/15	660,000	729,949
Energy Future Holdings Corp.
	10.000% 01/15/20 (a)	2,900,000	2,792,709
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	1,025,000	1,071,125
			4,593,783
Independent Power Producer — 2.0%
Dynegy Holdings, Inc.
	7.750% 06/01/19	1,484,000	957,180
NRG Energy, Inc.
	7.375% 02/01/16	1,065,000	1,072,988
	7.375% 01/15/17	4,410,000	4,443,075
			6,473,243
Electric Total			13,729,676
UTILITIES TOTAL			13,729,676

	Total Corporate Fixed-Income Bonds & Notes (cost of $296,060,079)		307,684,298

20

	Par ($)	Value ($)
Municipal Bond — 0.7%
CALIFORNIA — 0.7%
CA Cabazon Band Mission Indians
Series 2004,
7.358% 10/01/11 (10/01/10) (b)(c)	3,250,000	2,300,837
CALIFORNIA TOTAL		2,300,837

Total Municipal Bond (cost of $3,250,000)		2,300,837

	Shares
Common Stocks — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp. (g)	18,799	710,779
Hotels, Restaurants & Leisure Total		710,779
CONSUMER DISCRETIONARY TOTAL		710,779
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
Fairlane Management Corp. (d)(g)(h)	50,004	—
Commercial Services & Supplies Total		—
INDUSTRIALS TOTAL		—
MATERIALS — 0.0%
Metals & Mining — 0.0%
Ormet Corp. (g)	380	1,007
Metals & Mining Total		1,007
MATERIALS TOTAL		1,007

Total Common Stocks (cost of $1,433,701)		711,786

	Units
Warrants — 0.0%
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
Pathmark Stores, Inc.
Expires 09/19/10 (d)(g)(h)	58,758	—
Food Total		—
CONSUMER NON-CYCLICAL TOTAL		—
FINANCIALS — 0.0%
Banks — 0.0%
CNB Capital Trust I
Expires 03/23/19 (a)(d)(g)	29,954	300

21

Value ($)
Banks Total	300
FINANCIALS TOTAL	300

Total Warrants (cost of $7,279,228)	300

	Shares
Preferred Stocks — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(d)(g)	26,213	262
PTV, Inc.,
Series A 10.000%	18	2
Media Total		264
COMMUNICATIONS TOTAL		264

Total Preferred Stocks (cost of $262)		264

	Par ($)
Short-Term Obligation — 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/10, due 09/01/10 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 01/15/14, market value $6,802,000 (repurchase proceeds $6,664,035)	6,664,000	6,664,000

Total Short-Term Obligation (cost of $6,664,000)		6,664,000

Total Investments — 97.2% (cost of $314,687,270)(i)(j)		317,361,485

Other Assets & Liabilities, Net — 2.8%		9,295,815

Net Assets — 100.0%		326,657,300

22

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

23

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$25,636,705	$—	$25,636,705
Communications	—	73,791,922	66,080	73,858,002
Consumer Cyclical	—	41,660,273	4,807	41,665,080
Consumer Non-Cyclical	—	44,407,669	—	44,407,669
Diversified	—	1,667,412	—	1,667,412
Energy	—	39,000,499	—	39,000,499
Financials	—	33,050,842	—	33,050,842
Industrials	—	30,216,813	—	30,216,813
Technology	—	4,451,600	—	4,451,600
Utilities	—	13,729,676	—	13,729,676
Total Corporate Fixed-Income Bonds & Notes	—	307,613,411	70,887	307,684,298
Total Municipal Bond	—	2,300,837	—	2,300,837
Total Common Stocks	711,786	—	—	711,786
Total Warrants	—	—	300	300
Total Preferred Stocks	2	—	262	264
Total Short-Term Obligation	—	6,664,000	—	6,664,000
Total Investments	$711,788	$316,578,248	$71,449	$317,361,485

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain preferred stocks, bonds and warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

24

The following table reconciles asset balances for the three month period ending August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of May 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2010
Corporate Fixed-Income Bonds & Notes Communications	$66,080	$505	$—	$(505)	$—	$—	$—	$—	$66,080
Consumer Non-Cyclical	—	—	—	—	—	—	4,807	—	4,807
Preferred Stocks Communications	262	—	—	—	—	—	—	—	262
Warrants
Communications	—	—	(2,467)	2,467	—	—	—	—	—
Financials	300	—	—	—	—	—	—	—	300
	$66,642	$505	$(2,467)	$1,962	$—	$—	$4,807	$—	$71,449

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level  3) amounted to $505.

Financial Assets were transferred from Level 2 to Level 3 due to the pricing vendor discontinuing coverage; as a result the security was fair valued by management.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$4,807	$4,807	$—

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which are not illiquid except for the following, amounted to $92,893,479, which represents 28.4% of net assets.

Security	Acquisition Date(s)	Par/ Shares/ Units	Cost	Value
CMP Susquehanna Corp., 3.430% 05/15/14	03/26/06	$112,000	$100,887	$66,080
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	26,213	262	262
CNB Capital Trust I Warrants Expiring 03/23/19	03/26/06	29,954	300	300
Six Flags, Inc. 9.625% 06/01/14	05/07/10	$950,000	—	—
				$66,642

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2010, the value of these securities amounted to $71,449, which represents less than 0.1% of net assets.

25

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At August 31, 2010, the value of this security amounted to $4,807, which represents less than 0.1% of net assets.

(f)	Loan participation agreement.

(g)	Non-income producing security.

(h)	Security has no value.

(i)	Cost for federal income tax purposes is $315,201,869.

(j)	Unrealized appreciation and depreciation at August 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,627,360	$(13,467,744)	$2,159,616

Acronym	Name

PIK	Payment-In-Kind

26

INVESTMENT PORTFOLIO

August 31, 2010 (Unaudited)	Columbia International Bond Fund

		Par (a)		Value ($)*
Government & Agency Obligations — 94.4%
FOREIGN GOVERNMENT OBLIGATIONS — 94.0%
Asian Development Bank
	2.350% 06/21/27	JPY	50,000,000	653,271
Canada Housing Trust No. 1
	4.000% 06/15/12	CAD	75,000	73,650
Development Bank of Japan
	1.750% 03/17/17	JPY	10,000,000	128,318
Eksportfinans A/S
	1.600% 03/20/14	JPY	65,000,000	798,261
Eurofima
	4.375% 10/21/19	EUR	100,000	144,910
European Investment Bank
	1.250% 09/20/12	JPY	18,500,000	225,105
	1.400% 06/20/17	JPY	49,000,000	609,886
Federal Republic of Germany
	3.750% 01/04/19	EUR	190,000	273,954
	4.250% 07/04/14	EUR	325,000	462,206
	4.250% 07/04/17	EUR	555,000	819,098
Federative Republic of Brazil
	7.375% 02/03/15	EUR	30,000	44,979
	7.875% 03/07/15		50,000	60,875
	8.250% 01/20/34		70,000	100,275
Government of Belgium
	3.250% 09/28/16	EUR	185,000	248,262
	3.500% 03/28/15	EUR	75,000	102,321
Government of Canada
	3.750% 06/01/19	CAD	225,000	228,815
	4.250% 06/01/18	CAD	190,000	200,176
Government of Denmark
	5.000% 11/15/13	DKK	695,000	133,044
Government of Japan
	1.100% 06/20/20 (b)	JPY	30,000,000	361,713
	1.400% 12/20/18	JPY	52,200,000	657,481
	1.500% 09/20/14	JPY	37,250,000	466,184
	1.500% 09/20/18	JPY	5,900,000	74,831
	1.900% 09/20/23	JPY	29,000,000	370,678
	1.900% 06/20/25 (b)	JPY	20,000,000	253,816
Government of Malaysia
	7.500% 07/15/11		60,000	63,235
Government of New Zealand
	6.000% 05/15/21	NZD	150,000	111,522

1

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	6.500% 04/15/13	NZD	55,000	40,734
Instituto de Credito Oficial (Spain)
	1.500% 09/20/12	JPY	18,000,000	210,493
Kingdom of Netherlands
	4.000% 07/15/16	EUR	240,000	343,897
Kingdom of Norway
	4.250% 05/19/17	NOK	240,000	41,995
	5.000% 05/15/15	NOK	440,000	77,940
Kingdom of Spain
	3.800% 01/31/17	EUR	290,000	372,879
Kingdom of Sweden
	3.750% 08/12/17	SEK	680,000	102,166
	5.500% 10/08/12	SEK	275,000	40,420
Nordic Investment Bank
	1.700% 04/27/17	JPY	50,000,000	630,076
Pemex Project Funding Master Trust
	5.500% 02/24/25	EUR	20,000	25,092
Province of Quebec
	1.600% 05/09/13	JPY	9,000,000	109,082
	5.000% 04/29/19	EUR	50,000	75,765
Republic of Argentina
	8.280% 12/31/33		51,393	39,444
Republic of Austria
	4.300% 09/15/17 (c)	EUR	170,000	245,722
Republic of Bulgaria
	8.250% 01/15/15		60,000	69,900
Republic of China
	4.750% 10/29/13		50,000	54,819
Republic of Colombia
	8.125% 05/21/24		50,000	66,250
Republic of Finland
	4.250% 07/04/15	EUR	145,000	207,823
Republic of France
	3.000% 10/25/15	EUR	410,000	555,054
	4.000% 04/25/13	EUR	140,000	192,325
	4.250% 04/25/19	EUR	228,000	333,218
	5.500% 04/25/29	EUR	120,000	207,262

2

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Hungary
	3.500% 07/18/16	EUR	40,000	46,103
Republic of Indonesia
	7.250% 04/20/15		38,000	44,901
	7.250% 04/20/15 (c)		80,000	94,400
Republic of Ireland
	4.500% 10/18/18	EUR	90,000	106,998
Republic of Italy
	4.250% 08/01/13	EUR	210,000	281,933
	4.250% 09/01/19	EUR	270,000	359,443
	4.500% 08/01/18	EUR	210,000	286,175
	5.000% 03/01/25	EUR	200,000	273,356
	5.250% 08/01/17	EUR	230,000	329,664
Republic of Panama
	6.700% 01/26/36		65,000	78,975
Republic of Peru
	6.550% 03/14/37		45,000	53,550
	8.750% 11/21/33		27,000	40,095
Republic of Philippines
	8.875% 03/17/15		105,000	132,825
Republic of Poland
	5.000% 10/19/15		50,000	54,137
	5.500% 10/25/19	PLN	375,000	119,679
Republic of South Africa
	5.250% 05/16/13	EUR	50,000	67,671
Republic of Turkey
	7.375% 02/05/25		140,000	165,900
Republic of Uruguay
	PIK,
	7.875% 01/15/33		40,000	51,600
Republic of Venezuela
	9.250% 09/15/27		100,000	71,000
Russian Federation
	7.500% 03/31/30		130,640	155,148
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	95,000	87,764
	6.000% 06/15/20	AUD	120,000	113,368
United Kingdom Treasury
	4.000% 09/07/16	GBP	255,000	434,475
	5.000% 09/07/14	GBP	175,000	305,797
	5.000% 03/07/25	GBP	153,000	278,230
United Mexican States
	5.625% 01/15/17		90,000	101,025

3

	Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
6.050% 01/11/40	40,000		45,400
8.500% 12/13/18	MXN	205,000	17,917
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			15,906,751
U.S. GOVERNMENT OBLIGATION — 0.4%
U.S. Treasury Note
2.000% 11/30/13	60,000		62,344
U.S. GOVERNMENT OBLIGATION TOTAL			62,344

Total Government & Agency Obligations (cost of $15,343,442)			15,969,095
Corporate Fixed-Income Bonds & Notes — 3.8%
ENERGY — 0.5%
Oil & Gas — 0.5%
Ecopetrol SA
7.625% 07/23/19	45,000		53,663
Gazprom International SA
7.201% 02/01/20	23,188		24,767
Oil & Gas Total			78,430
ENERGY TOTAL			78,430
FINANCIALS — 3.3%
Banks — 1.3%
Bank Nederlandse Gemeenten
1.850% 11/07/16	JPY	18,000,000	224,665
Banks Total			224,665
Diversified Financial Services — 2.0%
General Electric Capital Corp.
1.000% 03/21/12	JPY	20,000,000	238,272
Network Rail Infrastructure Finance PLC
4.375% 12/09/30	GBP	60,000	97,845
Diversified Financial Services Total			336,117
FINANCIALS TOTAL			560,782

Total Corporate Fixed-Income Bonds & Notes (cost of $511,502)			639,212
Short-Term Obligation — 2.3%
Repurchase agreement with State Street Bank and Trust Co., dated 08/31/10, due 09/01/10 at 0.130%, collateralized by a U.S. Treasury obligation maturing 04/30/15, market value $394,198 (repurchase proceeds $386,001)	386,000		386,000

4

		Value ($)
Short-Term Obligation — (continued)

	Total Short-Term Obligation (cost of $386,000)	386,000

	Total Investments — 100.5% (cost of $16,240,944)(d)(e)	16,994,307

	Other Assets & Liabilities, Net — (0.5)%	(76,853)

	Net Assets — 100.0%	16,917,454

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
Foreign Government Obligations	$—	$15,906,751	$—	$15,906,751
U.S. Government Obligation	62,344	—	—	62,344
Total Government & Agency Obligations	62,344	15,906,751	—	15,969,095
Total Corporate Fixed-Income Bonds & Notes	—	639,212	—	639,212
Total Short-Term Obligation	—	386,000	—	386,000
Total Investments	62,344	16,931,963	—	16,994,307
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	1,481	—	1,481
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(14,141)	—	(14,141)
Total	$62,344	$16,919,303	$—	$16,981,647

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)	Security purchased on a delayed delivery basis.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which are not illiquid, amounted to $340,122, which represents 2.0% of net assets.

(d)	Cost for federal income tax purposes is $16,318,834.

(e)	Unrealized appreciation and depreciation at August 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$1,028,471	$(352,998)	$675,473

6

Forward foreign currency exchange contracts outstanding on August 31, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$160,127	$160,038	09/03/10	$89
AUD	159,523	159,552	10/05/10	(29)
CAD	299,956	300,893	09/30/10	(937)
GBP	133,404	134,790	09/27/10	(1,386)
MXN	264,745	274,581	09/17/10	(9,836)
NOK	79,168	79,657	09/27/10	(489)
PLN	262,096	261,220	10/01/10	876
SEK	40,571	40,074	09/28/10	497
				$(11,215)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$160,127	$160,146	09/03/10	$19
JPY	249,431	247,967	09/24/10	(1,464)
				$(1,445)

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona

7

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 22, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 22, 2010